Discontinued Operations - Schedule of Assets and Liabilities Related to all Discontinued Operations (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 31,644
Accounts receivable, net		84,505
Accounts receivables, related parties
Due from related parties		1,119,099
Prepayment		10,849
Other receivables		25,063
Current assets of discontinued operations		1,271,160
Property and equipment, net		5,723
Intangible assets, net	6,507	7,747
Non-current assets of discontinued operations		13,470
Total assets of discontinued operations		1,284,630
Current liabilities
Accounts payable		116,284
Advance from clients
Due to related parties		63,395
Accruals and other payables		69,007
Taxes payable
Total current liabilities of discontinued operations		248,686
Total liabilities of discontinued operations		$ 248,686